Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Line Items]
Schedules of Receivables

(DKK million)	2024	2023

Receivables related to collaboration agreements	5,434	4,148
Prepayments	256	241
Trade receivables related to product sales	466	184
Interest receivables	133	150
Other receivables	353	286
Total at December 31	6,642	5,009

Non-current receivables	52	62
Current receivables	6,590	4,947

Total at December 31	6,642	5,009

Parent Company | Reportable Legal Entities
Receivables [Line Items]
Schedules of Receivables

(DKK million)	2024	2023

Receivables related to collaboration agreements	5,434	4,148
Prepayments	107	121
Receivables from subsidiaries	964	650
Interest receivables	135	149
Other receivables	72	159

Total at December 31	6,712	5,227

Non-current receivables	22	49
Current receivables	6,690	5,178

Total at December 31	6,712	5,227